Commitment and Contingencies - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended
	Mar. 01, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	May 12, 2020
Long-term Purchase Commitment [Line Items]
Interests acquired	100.00%
Purchase price of Morehead CEA facility	$ 125,000	$ 125,000
Financing obligation related to construction in progress assets	66,504
Finance lease liability	$ 58,496
Operating lease expense			$ 109	$ 75	$ 324	$ 108
Purchase obligation for next twelve months			$ 364		$ 364
Inclusive Capital Partners Spring Master Fund, L.P.
Long-term Purchase Commitment [Line Items]
Principal amount							$ 2,000
Interest rate							9.50%